Collection Period Ended 31-Aug-2013
Principal
Note
Payment
Factor
0.00
0.000000
47,601,987.53
0.509545
0.00
1.000000
0.00
1.000000
47,601,987.53
Interest & Principal
Payment
0.00
47,695,219.66
176,250.00
74,470.83
$47,945,940.49
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
12
Collection Period (from... to)
1-Aug-2013
31-Aug-2013
Determination Date
12-Sep-2013
Record Date
13-Sep-2013
Distribution Date
16-Sep-2013
Interest Period of the Class A-1 Notes (from... to)
15-Aug-2013
16-Sep-2013 Actual/360 Days
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Aug-2013
15-Sep-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
302,374,467.32
254,772,479.79
95.203975
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
898,874,467.32
851,272,479.79
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
954,677,568.79
907,075,581.26
Yield Supplement Overcollateralization Amount
56,491,714.15
33,085,489.79
31,469,467.66
Pool Balance
1,650,866,041.78
987,763,058.58
938,545,048.92
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
93,232.13
0.186464
95.390439
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$343,952.96
Available Funds
Distributions
Principal Collections
48,951,622.61
(1) Total Servicing Fee
823,135.88
Interest Collections
2,411,460.31
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
20,488.95
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
182,756.71
(3) Interest Distributable Amount Class A Notes
343,952.96
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
442.12
(6) Regular Principal Distributable Amount
47,601,987.53
Available Collections
51,566,770.70
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
51,566,770.70
(9) Excess Collections to Certificateholders
2,797,694.33
Total Distribution
51,566,770.70
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
823,135.88
823,135.88
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
343,952.96
343,952.96
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
93,232.13
93,232.13
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
47,601,987.53
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
343,952.96
343,952.96
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
47,601,987.53
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
47,601,987.53
47,601,987.53
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings
60,543
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
408.26
Investment Earnings for the Collection Period
442.12
47,358
Principal Collections
29,969,562.78
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
18,982,059.83
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
987,763,058.58
266,387.05
Pool Balance end of Collection Period
938,545,048.92
46,072
Pool Factor
56.85%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.89%
Weighted Average Number of Remaining Payments
47.48
37.66
Percentage
Current
934,358,646.84
45,911
99.55%
Weighted Average Seasoning (months)
13.98
25.33
Delinquency Profile *
Amount
31-60 Days Delinquent
3,043,840.15
117
0.32%
61-90 Days Delinquent
755,183.96
28
0.08%
20,307.52
91-120 Days Delinquent
387,377.97
16
0.04%
Total
938,545,048.92
46,072
100.00%
Principal Net Losses
65,352.62
Cumulative Principal Net Losses
1,927,404.46
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
266,387.05
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.117%
Principal Recoveries
180,726.91